24. SHARE BASED PAYMENT (Details 4)	12 Months Ended
Dec. 31, 2017 R$ / shares
Plan I [Member]
Expected maturity of the option:
Exercise in the 1st year	3 years
Exercise in the 2nd year	3 years 6 months
Exercise in the 3rd year	4 years
Exercise in the 4th year
Risk-free interest rate	5.86%
Volatility	25.38%
Expected dividends over shares	1.16%
Expected inflation rate	R$ 0.0400
Plan II [Member]
Expected maturity of the option:
Exercise in the 1st year	3 years 6 months
Exercise in the 2nd year	4 years
Exercise in the 3rd year	4 years 6 months
Exercise in the 4th year	5 years
Risk-free interest rate	6.34%
Volatility	27.43%
Expected dividends over shares	2.43%
Expected inflation rate	R$ 0.0389